INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets		$ 234,697	$ 239,307
Income		14,874	16,144	$ 16,608
Net loss		6,433	(1,993)	$ (2,781)
Investments in associates [Member]
Assets	[1]	321,153	336,310
Liabilities	[1]	459,620	461,448
Income	[1]	49,708	56,941
Net loss	[1]	$ (11,947)	$ (11,106)

[1]	The information presented does not include excess cost and goodwill.